Equity - Schedule of fair value of each share award used the Monte Carlo pricing model and weighted average assumptions (Details) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Jun. 30, 2022 GBP (£) shares £ / shares	Jun. 30, 2021 GBP (£) shares £ / shares	Jun. 30, 2020 GBP (£) shares £ / shares
Disclosure of reserves within equity [abstract]
Risk free interest rate	0.40%	(0.10%)	0.40%
Expected life of the awards	40 months	36 months	37 months
Dividend yield	2.10%	2.70%	1.90%
Weighted average share price	£ 35.45	£ 25.57	£ 35.01
Weighted average fair value of awards granted in the year	£ 27.29	£ 21.07	£ 8.99
Number of awards granted in the year | shares	2.1	2.1	1.7
Fair value of all awards granted in the year | £	£ 57	£ 45	£ 16